Rule 497(e)

Registration Nos. 333-182308 and 811-22717

First Trust Exchange-Traded Fund VI

(the “Trust”)

First Trust Nasdaq BuyWrite Income ETF

(the “Fund”)

Supplement To the Fund’s Prospectus

May 16, 2023

Notwithstanding anything to the contrary in the Fund’s prospectus, the CBOE S&P 500 95-110 Collar Index℠ is removed as a benchmark index for the Fund as of May 16, 2023. The Fund’s investment advisor has determined that the index no longer serves as an appropriate comparison to Fund returns.

Please Keep this Supplement with your Fund Prospectus for Future Reference